Intangible Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Intangible assets with finite lives, Beginning balance	$ 71,921		$ 74,381	$ 74,381		$ 64,319
Intangible assets with finite lives, additions						14,835	[1]
Other, Gross carrying amount	(1,175)	[2]		(2,460)	[3]	(4,773)	[3]
Intangible assets with finite lives, Ending balance	70,746			71,921		74,381		64,319
Intangible assets with finite lives, Accumulated amortization, Beginning balance	(51,354)		(47,313)	(47,313)		(46,185)
Accumulated amortization additions					[1]		[1]
Amortization, intangible assets	(1,048)			(4,611)		(4,579)
Other Accumulated Amortization of Intangible Assets	810	[2]		570	[3]	3,451	[3]
Intangible assets with finite lives, Accumulated amortization, Ending balance	(51,592)			(51,354)		(47,313)		(46,185)
Net intangible assets with finite lives, Beginning balance	20,567		27,068	27,068		18,134
Other, Finite lived intangible assets	(365)	[2]		(1,890)	[3]	(1,322)	[3]
Net intangible assets with finite lives, Ending balance	19,154			20,567		27,068		18,134
Amortization, intangible assets	962		1,029	4,281		4,300		4,871
Total intangible assets - net, Beginning balance	330,741		336,907	336,907		329,204
Other, Total intangible assets - net	21	[2]		(1,555)	[3]	(2,553)	[3]
Total intangible assets - net, Ending balance	329,714			330,741		336,907		329,204
Tradename
Goodwill [Line Items]
Indefinite-lived Intangible Assets, Tradename, Beginning Balance	310,174		309,839	309,839		311,070
Indefinite lived intangible assets, additions					[1]		[1]
Amortization, intangible assets
Other, Tradename	386	[2]		335	[3]	(1,231)	[3]
Indefinite-lived Intangible Assets, Tradename, Ending Balance	$ 310,560			$ 310,174		$ 309,839

[1]	See Note 3.
[2]	Consists primarily of foreign currency translation adjustments.
[3]	Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.